Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Results [Abstract]
Cash and cash equivalents	$ 64,812	$ 59,510	$ 64,794
Financial income on plan assets (Brazil)	3	15	27
Interest collected to customers on energy bills and invoices	97,028	66,080	76,122
Other financial income	133,599	96,801	235,373
Total financial income	295,442	222,406	376,316
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Bank loans	(126,357)	(70,023)	(134,024)
Unsecured obligations (bonds)	(224,733)	(208,630)	(281,359)
Lease obligations	(2,918)	(9,396)	(11,712)
Valuation of financial derivatives	(107,027)	(10,207)	(18,610)
Financial restatement of provisions	(83,640)	(89,713)	(119,966)
Capitalized finance expenses	19,628	7,561	15,703
Post-employment benefit obligations	(110,580)	(104,918)	(108,699)
Formalization of debt and other associated expenses	(10,505)	(7,134)	(11,323)
Financial expenses - related parties	(64,094)	(2,441)	(127,977)
Other financial costs	(341,839)	(273,552)	(290,664)
Income from indexation units	30,667	76,698	124,477
Foreign currency exchange differences	(1,686)	57,171	136,960
Total financial costs	(1,023,084)	(634,584)	(827,194)
Total financial results	$ (727,642)	$ (412,178)	$ (450,878)